Impairment	6 Months Ended
Jun. 30, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment	Note 7: Impairment

	Half-year to 30 Jun 2025 £m	Half-year to 30 Jun 2024 £m

Loans and advances to banks	–	(4)
Loans and advances to customers	490	169
Debt securities	–	(1)
Financial assets held at amortised cost	490	164
Financial assets at fair value through other comprehensive income	–	(2)
Loan commitments and financial guarantees	(48)	(40)
Total impairment charge (credit)	442	122
There was a £70 million charge in respect of residual value impairment and voluntary terminations within the
Group’s UK Motor Finance business in the current period (half-year to 30 June 2024: £10 million).